Derivative financial instruments and hedge accounting - Hedging derivative instruments (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Cash flow hedge derivatives
Derivative financial instruments and hedge accounting
Nominal amount of the hedging instrument	5,476	438
Change in fair value (effective hedge)	€ (1,035)	€ 105
Change in fair value (ineffective hedge)	€ 26	€ 6
Cash flow hedge derivatives | Commodity price risk
Derivative financial instruments and hedge accounting
Nominal amount of the hedging instrument	5,128	310
Change in fair value (effective hedge)	€ (1,023)	€ 124
Change in fair value (ineffective hedge)	€ 26	€ 6
Cash flow hedge derivatives | Commodity price risk | Over the counter contract
Derivative financial instruments and hedge accounting
Nominal amount of the hedging instrument	1,753	310
Change in fair value (effective hedge)	€ (524)	€ 147
Change in fair value (ineffective hedge)	€ 13	6
Cash flow hedge derivatives | Commodity price risk | Futures contract
Derivative financial instruments and hedge accounting
Nominal amount of the hedging instrument	3,375
Change in fair value (effective hedge)	€ (499)	€ (23)
Change in fair value (ineffective hedge)	€ 13
Cash flow hedge derivatives | Other cash flow derivatives
Derivative financial instruments and hedge accounting
Nominal amount of the hedging instrument	348	128
Change in fair value (effective hedge)	€ (12)	€ (19)
Cash flow hedge derivatives | Other cash flow derivatives | Other contract
Derivative financial instruments and hedge accounting
Nominal amount of the hedging instrument	348	128
Change in fair value (effective hedge)	€ (12)	€ (19)
Fair value hedge derivatives
Derivative financial instruments and hedge accounting
Nominal amount of the hedging instrument	2,024
Change in fair value (effective hedge)	€ 44
Change in fair value (ineffective hedge)	€ 1
Fair value hedge derivatives | Currency risk
Derivative financial instruments and hedge accounting
Nominal amount of the hedging instrument	43
Change in fair value (effective hedge)	€ 2
Fair value hedge derivatives | Currency risk | Outright
Derivative financial instruments and hedge accounting
Nominal amount of the hedging instrument	43
Change in fair value (effective hedge)	€ 2
Fair value hedge derivatives | Interest rate risk
Derivative financial instruments and hedge accounting
Nominal amount of the hedging instrument	1,981
Change in fair value (effective hedge)	€ 42
Change in fair value (ineffective hedge)	€ 1
Fair value hedge derivatives | Interest rate risk | Interest rate swap contract
Derivative financial instruments and hedge accounting
Nominal amount of the hedging instrument	1,981
Change in fair value (effective hedge)	€ 42
Change in fair value (ineffective hedge)	€ 1